Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 Years $ / shares shares	Dec. 31, 2016 Years $ / shares	Sep. 30, 2016 integer $ / shares	Sep. 30, 2015 integer $ / shares	Sep. 30, 2014 integer $ / shares
Shares under option | shares	174,510
Weighted average exercise price	$ 28.70	$ 25.35	$ 23.50	$ 21.90	$ 25.43
Weighted average remaining life	6.0	6.1	5.6	5.9	5.0
$16.51 - $24.75 Exercisable
Shares under option | shares	14,100
Weighted average exercise price	$ 16.72
Weighted average remaining life | Years	3.9
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75
$24.76 - $37.25 Exercisable
Shares under option | shares	73,928
Weighted average exercise price	$ 22.06
Weighted average remaining life | Years	3.9
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $41.39 Exercisable
Shares under option | shares	41,888
Weighted average exercise price	$ 35.01
Weighted average remaining life | Years	7.6
Minimum exercise price	$ 37.26
Maximum exercise price	$ 41.39
$24.76 - $37.25 Non-exercisable
Shares under option | shares	7,084
Weighted average exercise price	$ 26.97
Weighted average remaining life | Years	6.9
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $41.39 Non-exercisable
Shares under option | shares	37,510
Weighted average exercise price	$ 39.59
Weighted average remaining life | Years	9.0
Minimum exercise price	$ 37.26
Maximum exercise price	$ 41.39
Exercisable
Shares under option | shares	129,916
Weighted average exercise price	$ 25.66
Weighted average remaining life | Years	5.1
Non-exercisable
Shares under option | shares	44,594
Weighted average exercise price	$ 37.58
Weighted average remaining life | Years	8.7